OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Deferred revenues on prepaid credit	$ 2,619	$ 3,354
Deferred revenues on connection fees and international capacity leases	1,349	1,882
Debt for acquisition of NYSSA	197
Other	795	715
Other current liabilities	4,960	5,951
Non-current
Deferred revenues on connection fees and international capacity leases	836	1,159
Pension benefits	879	1,260	$ 1,241
Debt for acquisition of NYSSA	518
Advances received for assets held for sale	350
Other	27	16
Other non-current liabilities	2,610	2,435
Total other Liabilities	$ 7,570	$ 8,386